Debt - Letters of Credit (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2020
Standby Letters of Credit
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 3.4		$ 3.4
Term of debt	1 year	1 year
Cash-collateralized (as a percent)	105.00%	105.00%
Cash-collateralized through restricted cash balance	$ 3.1	$ 3.4		3.5
Letter of Credit [Member]
Debt Instrument [Line Items]
Line of credit			$ 0.8
Restricted cash	$ 3.9	$ 4.2		$ 3.5